Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Vertical Data Inc. (the “Company”) originally filed with the Securities and Exchange Commission on November 5, 2026 (the “Original Form 8-K”), which reported the closing of the Company’s private placement on November 2, 2026 (the “Private Placement”) in which it issued an aggregate of 1,413,640 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at an offering price of $3.00 per share of Common Stock. The gross proceeds of the Private Placement are expected to be approximately $4.2 million, before deducting offering expenses payable by the Company. The Company is furnishing this Amendment solely to refurnish pursuant to Item 7.01 of Form 8-K a corrected press release, which is attached as Exhibit 99.1 to this Current Report on Form 8-K to correct and update references to advisory companies and their role in the Private Placement (the “Corrected Press Release”). The Corrected Press Release amends and supersedes in its entirety the press release furnished with the Original Form 8-K. Except as described above, this Amendment does not modify, amend or update any other information set forth in the Original Form 8-K, and the Company has not otherwise updated the disclosures contained therein to reflect any events that have occurred after the date of the Original Form 8-K.
Document Period End Date	Oct. 30, 2026
Entity File Number	000-56812
Entity Registrant Name	Vertical Data Inc.
Entity Central Index Key	0002033264
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false